RISK MANAGEMENT POLICIES - Maximum credit risk exposure (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 152,445,388	$ 217,893,940
Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	18,985,410	39,200,755
Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	15,560,935	11,591,984
Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,104,133	15,120,031
Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	11,057,838	10,778,276
Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,892,193	1,660,828
Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,187,526	4,338,377
Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,044,920	24,710,532
Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,668,470	10,977,025
Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,640,142	2,596,257
Personal loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	21,123,118	52,651,429
Personal loans | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	17,470,602
Personal loans | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		19,485,236
Personal loans | Consumer Finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,652,516	33,166,193
Credit card loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	47,180,703	44,268,446
Credit card loans | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	41,178,505
Credit card loans | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		38,052,998
Credit card loans | Consumer Finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	6,002,198	6,215,448
Stage 1 | 12-month ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	133,675,431	196,555,176
Stage 1 | 12-month ECL | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	18,228,303	37,008,385
Stage 1 | 12-month ECL | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	12,407,922	10,904,371
Stage 1 | 12-month ECL | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	12,516,187	13,579,312
Stage 1 | 12-month ECL | Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	7,894,984	8,209,762
Stage 1 | 12-month ECL | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,227,511	1,088,637
Stage 1 | 12-month ECL | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,817,385	3,836,879
Stage 1 | 12-month ECL | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	9,558,036	22,053,128
Stage 1 | 12-month ECL | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,759,131	10,714,901
Stage 1 | 12-month ECL | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,546,404	2,511,243
Stage 1 | Personal loans | 12-month ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	19,046,521	44,364,398
Stage 1 | Personal loans | 12-month ECL | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	15,535,247
Stage 1 | Personal loans | 12-month ECL | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		17,793,608
Stage 1 | Personal loans | 12-month ECL | Consumer Finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,511,274	26,570,790
Stage 1 | Credit card loans | 12-month ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	43,673,047	42,284,160
Stage 1 | Credit card loans | 12-month ECL | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	38,301,754
Stage 1 | Credit card loans | 12-month ECL | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		36,630,601
Stage 1 | Credit card loans | 12-month ECL | Consumer Finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	5,371,293	5,653,559
Stage 2 | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	11,273,757	12,529,079
Stage 2 | Lifetime ECL | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	610,850	601,442
Stage 2 | Lifetime ECL | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	793,555	300,364
Stage 2 | Lifetime ECL | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	285,078	494,932
Stage 2 | Lifetime ECL | Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,118,357	1,550,950
Stage 2 | Lifetime ECL | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	312,404	354,852
Stage 2 | Lifetime ECL | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	217,321	250,933
Stage 2 | Lifetime ECL | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,585,023	837,964
Stage 2 | Lifetime ECL | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	746,038	158,201
Stage 2 | Lifetime ECL | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	34,037	22,471
Stage 2 | Personal loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,452,586	6,715,548
Stage 2 | Personal loans | Lifetime ECL | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,425,146
Stage 2 | Personal loans | Lifetime ECL | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		1,099,343
Stage 2 | Personal loans | Lifetime ECL | Consumer Finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	27,440	5,616,205
Stage 2 | Credit card loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,118,508	1,241,422
Stage 2 | Credit card loans | Lifetime ECL | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,633,285
Stage 2 | Credit card loans | Lifetime ECL | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		1,051,965
Stage 2 | Credit card loans | Lifetime ECL | Consumer Finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	485,223	189,457
Stage 3 | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	7,496,200	8,809,685
Stage 3 | Lifetime ECL | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	146,257	1,590,928
Stage 3 | Lifetime ECL | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,359,458	387,249
Stage 3 | Lifetime ECL | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	302,868	1,045,787
Stage 3 | Lifetime ECL | Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,044,497	1,017,564
Stage 3 | Lifetime ECL | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	352,278	217,339
Stage 3 | Lifetime ECL | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	152,820	250,565
Stage 3 | Lifetime ECL | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,901,861	1,819,440
Stage 3 | Lifetime ECL | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	163,301	103,923
Stage 3 | Lifetime ECL | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	59,701	62,543
Stage 3 | Personal loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	624,011	1,571,483
Stage 3 | Personal loans | Lifetime ECL | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	510,209
Stage 3 | Personal loans | Lifetime ECL | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		592,285
Stage 3 | Personal loans | Lifetime ECL | Consumer Finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	113,802	979,198
Stage 3 | Credit card loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	389,148	742,864
Stage 3 | Credit card loans | Lifetime ECL | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	243,466
Stage 3 | Credit card loans | Lifetime ECL | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		370,432
Stage 3 | Credit card loans | Lifetime ECL | Consumer Finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 145,682	$ 372,432